Investments	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Investments
8.
INVESTMENTS

The following sets forth the Group's investments:

	As of December 31,
	2022	2023
	RMB	RMB
Equity method investments (a)	436,536	532,314
Equity investments without readily determinable fair values (b)	72,592	74,544
Available-for-sale debt investments (c)	-	13,404
Total	509,128	620,262
Less: impairment on investments	(6,549)	(1,510)
Investment, net	502,579	618,752

(a)
As at December 31, 2023 and 2022 the balances represented the Group’s investments made in five and six private entities respectively.
(b)
As at December 31, 2023 and 2022, the balances represented the Group’s investments made in three private entities.
(c)
As at December 31, 2023, the balances represented the Group’s investments made in two private entities.

For the year ended December 31, 2023, equity method investments held by the Group in aggregate have met the significance criteria as defined under Rule 4-08 (g) of Regulation S-X. Set out below is the summary of combined financial information for all the equity method investments of the Group:

	As of December 31,
	2022	2023
	RMB	RMB
Statements of Balance Sheet
Current assets	246,352	434,906
Non-current assets	1,460,018	2,283,127
Current liabilities	77,564	101,483
Non-current liabilities	19,159	168,272

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Statements of Operation
Total revenues	52	153,086	386,856
Costs and expenses applicable to net sales or gross revenues	(5,167)	(75,502)	(213,386)
Income (loss) from operations	(5,115)	77,584	173,469
Net income (loss)	16,655	77,593	173,462